Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of basic and diluted earnings per share

	2019	2020	2021
Net profit attributable to ordinary equity holders of the parent for basic earnings	4,832	8,842	17,399
Weighted average number of ordinary shares for basic earnings per share	61,788,024	62,251,274	62,433,524
Effect of share-based payments	476,420	165,196	20,482
Weighted average number of ordinary shares for diluted earnings per share	62,264,444	62,416,470	62,454,006

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	78.20	142.04	278.68
Diluted, profit attributable to ordinary equity holders of the parent	77.60	141.66	278.59